UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund — National Portfolio

Portfolio of Investments

July 31, 2011 (unaudited)

Company	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.3%
Long-Term Municipal Bonds - 100.3%
Alabama - 2.3%
Birmingham AL Wtrwks Brd
5.00%, 1/01/31	$10,000	$10,240,900
Jefferson Cnty AL LT Sch Wts
Series 04A
5.25%, 1/01/18-1/01/23	3,900	3,680,793
AGM Series 2004
5.50%, 1/01/21	1,000	983,390
Jefferson Cnty AL Swr
FGIC Series 02
5.00%, 2/01/41 (Pre-refunded/ETM)	375	391,526
FGIC Series 02B
5.00%, 2/01/41 (Pre-refunded/ETM)	625	654,144
Univ of Alabama at Birmingham Hosp
Series 08A
5.75%, 9/01/22	3,000	3,255,300

		19,206,053

Arizona - 2.7%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.08%, 2/01/42 (a)	3,850	3,551,663
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	1,240	1,041,588
Estrella Mtn CFD AZ Desert Vlg
7.375%, 7/01/27	2,316	2,330,243
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC Series 04
5.00%, 7/01/23	1,750	1,843,818
Pima Cnty AZ IDA (American Charter Sch Fdntn)
Series 2007A
5.50%, 7/01/26	4,245	3,881,119
5.625%, 7/01/38	1,760	1,535,248
Pima Cnty AZ IDA (Horizon Learning Ctr)
Series 05
5.125%, 6/01/20	3,310	3,087,634
Queen Creek AZ ID #1
5.00%, 1/01/26	1,900	1,831,847
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/23	3,685	3,641,959
Sundance AZ CFD #1
Series 02
7.75%, 7/01/22	407	396,418

		23,141,537

California - 8.8%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	6,390	7,405,435
California GO

Company	Principal Amount (000)	U.S. $ Value
AMBAC
5.00%, 4/01/27	3,705	3,737,678
5.00%, 11/01/32	10,000	10,079,200
5.25%, 4/01/30	15	15,101
AGM Series 03
5.00%, 2/01/29	1,445	1,463,583
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,715	1,852,372
Series 2008A
5.375%, 8/15/20	510	558,501
5.50%, 8/15/23	80	84,974
Chula Vista CA IDR (San Diego Gas & Elec Co.)
Series 96A
5.30%, 7/01/21	4,000	4,223,520
Long Beach CA Bond Fin Auth (Aquarium of The Pacific)
AMBAC Series 2001
5.00%, 11/01/26	1,975	1,799,561
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	9,260	9,792,172
Los Angeles CA Harbor Dept
Series 2009C
5.25%, 8/01/24	17,205	19,061,075
Manteca CA USD GO
NPFGC Series 01
Zero Coupon, 9/01/31	11,910	2,662,480
Ontario CA Redev Fin Auth
NPFGC Series 93
5.80%, 8/01/23 (Pre-refunded/ETM)	1,000	1,138,730
San Bernardino Cnty CA COP
Series 2009
5.25%, 8/01/26	1,910	1,898,254
San Diego Cnty CA Wtr Auth
AGM Series 08A
5.00%, 5/01/25	3,000	3,215,940
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2010A
4.90%, 5/01/29	2,800	2,831,976
Tejon Ranch CA Pub Fac Fin CFD #2008-1
Series 2010A
7.375%, 9/01/40	2,820	2,848,510

		74,669,062

Colorado - 3.2%
Colorado Edl & Cultural Facs Auth (Knowledge Quest Charter Sch)
Series 05
6.50%, 5/01/36	470	400,675
Colorado HFA SFMR (Colorado HFA)
Series 99A-2
6.45%, 4/01/30	380	404,400

Company	Principal Amount (000)	U.S. $ Value
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.25%, 6/01/19-6/01/23	2,200	2,289,062
Colorado Hlth Fac Auth (Parkview Medical Center)
Series 04
5.00%, 9/01/25	690	678,339
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/24-12/01/25	9,175	9,514,759
E-470 Pub Hwy Auth CO
5.25%, 9/01/25	2,900	2,753,173
5.375%, 9/01/26	3,600	3,426,588
Park Creek Met Dist CO
Series 05
5.50%, 12/01/30	1,900	1,844,843
PV Wtr & San Met Dist CO
Series 06
Zero Coupon, 12/15/17 (b)	3,122	1,092,700
Regional Trnsp Dist CO (Denver Transit Partners)
6.00%, 1/15/41	2,400	2,414,760
Three Springs Metro District #3 CO
Series 2010
7.75%, 12/01/39	1,950	1,882,666
Todd Creek Farms Met Dist #1 CO
6.125%, 12/01/22 (b)(c)	1,210	544,500
Series 04
6.125%, 12/01/19 (b)	820	369,000

		27,615,465

Connecticut - 0.1%
Connecticut Hlth & Ed Fac Auth (Griffin Hospital)
RADIAN Series 05B
5.00%, 7/01/23	750	700,095

District of Columbia - 2.6%
District of Columbia (Catholic Univ of America)
5.00%, 10/01/34	700	688,632
District of Columbia (Friendship Pub Charter Sch)
ACA
5.00%, 6/01/26	1,000	843,340
District of Columbia Tax Incr
5.25%, 12/01/26	9,600	10,730,496
District of Columbia Wtr & Swr Auth
AGC Series 2008A
5.00%, 10/01/23	4,125	4,500,086
Washington DC Conv Ctr Ded Tax
AMBAC
5.00%, 10/01/23	5,000	5,125,250

		21,887,804

Florida - 10.7%
Beacon Tradeport CDD FL

Company	Principal Amount (000)	U.S. $ Value
Series 02B
7.25%, 5/01/33	1,005	1,006,075
Bonnet Creek Resort CDD FL
Series 02
7.25%, 5/01/18	4,000	3,938,880
Capital Trust Agy FL (Cargo Acquisition Group)
Series 02
6.25%, 1/01/19	455	447,838
Series 03
5.75%, 1/01/32	2,000	1,694,020
Collier Cnty FL IDA (Allete)
Series 96
6.50%, 10/01/25	705	707,164
Crossings at Fleming Is CDD FL
Series 00C
7.05%, 5/01/15	980	982,009
7.10%, 5/01/30	2,240	2,237,357
Dade Cnty FL HFA MFHR (Golden Lakes Apts)
Series 97A
6.00%, 11/01/32	250	229,075
6.05%, 11/01/39	750	675,900
Florida HFC MFHR (Mystic Pointe II Apts)
Series 00
6.30%, 12/01/41	1,165	1,169,147
Florida HFC MFHR (Sable Chase Apts)
AGM Series 00
6.00%, 5/01/40	3,580	3,596,182
Florida HFC MFHR (Spring Harbor Apts)
Series 99C-1
5.90%, 8/01/39	2,205	2,070,407
Florida HFC MFHR (Waverly Apts)
AGM Series 00C-1
6.50%, 7/01/40	2,790	2,813,297
Hollywood FL Cmnty Redev Agy (Beach CRA)
XLCA
5.00%, 3/01/24	5,000	4,976,750
Jacksonville FL EDC (Mayo Clinic Jacksonville)
Series 01C
5.50%, 11/15/36	6,750	6,810,952
Jacksonville FL Excise Tax
AMBAC Series 02B
5.00%, 10/01/26	3,925	4,012,410
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 00A
6.00%, 10/01/32	9,500	9,517,385
Marshall Creek CDD FL
Series 02A
6.625%, 5/01/32	2,450	2,093,721

Company	Principal Amount (000)	U.S. $ Value
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
Series 01A
6.80%, 11/15/31	5,100	5,112,291
Miami-Dade Cnty FL Ed Fac Auth (Univ of Miami FL)
Series 08A
5.20%, 4/01/24	2,500	2,575,875
Miromar Lakes CDD FL
Series 00A
7.25%, 5/01/12	5,360	5,302,219
Northern Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	1,020	998,121
Northern Palm Beach Cnty FL ID #43
6.10%, 8/01/21 (Pre-refunded/ETM)	510	515,100
Series 2001
6.10%, 8/01/21	30	30,000
Orange Cnty FL HFA MFHR (Loma Vista Apts)
Series 99G
5.50%, 3/01/32	2,000	1,786,020
Orlando FL Spl Assmt Conroy Rd
Series 98A
5.80%, 5/01/26	3,120	3,023,592
Palm Beach Cnty FL (Sinai Residences of Boca Raton)
2.00%, 6/01/16	2,500	2,502,150
Pasco Cnty FL HFA MFHR (Pasco Woods Apts)
Series 99A
5.90%, 8/01/39	3,620	3,421,552
Pier Park CDD FL
Series 02-1
7.15%, 5/01/34	3,140	2,971,445
Preserve at Wilderness CDD FL
Series 02A
7.10%, 5/01/33	1,355	1,354,797
Tampa FL (Univ of Tampa FL)
RADIAN Series 02
5.625%, 4/01/32	3,175	3,180,969
Tara CDD FL
Series 00A
7.15%, 5/01/31	1,625	1,626,723
Village Ctr CDD FL
NPFGC
5.125%, 10/01/28	1,000	945,870
Volusia Cnty FL Ed Fac Auth (Embry-riddle Aeronautical Univ)
Series 99A
5.75%, 10/15/29	2,000	2,002,780
West Palm Beach Cmnty Redev Agy
5.00%, 3/01/25-3/01/29	4,620	4,600,520

		90,928,593

Guam - 0.1%
Guam COP

Company	Principal Amount (000)	U.S. $ Value
Series 2010A
6.875%, 12/01/40	515	504,448

Illinois - 8.2%
Chicago IL Brd of Ed GO
AGM Series 07
5.00%, 12/01/24	15,000	15,161,100
Chicago IL GO
AGM Series 2010 3682
5.00%, 1/01/29 (d)	7,000	6,967,450
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
XLCA Series 03B-1
5.25%, 1/01/34	5,100	5,073,174
Chicago IL Recovery Zone (BP PLC)
6.125%, 12/01/18	4,820	4,850,848
Chicago IL SA Lakeshore East
Series 03
6.75%, 12/01/32	1,749	1,742,913
Chicago IL Sales Tax
AGM Series 05
5.00%, 1/01/25	6,905	7,059,603
Chicago IL Tax Increment (Diversey/Narragansett Proj)
7.46%, 2/15/26	2,505	2,504,800
Gilberts IL SSA #1
Series 03
6.00%, 3/01/28	2,353	2,049,228
Hampshire IL SSA
5.80%, 3/01/26	2,281	1,630,504
Illinois Finance Auth (Greenfields of Geneva)
Series 2010A
8.25%, 2/15/46	2,250	2,217,015
Illinois Finance Auth (Illinois Institute of Technology)
Series 06A
5.00%, 4/01/31	750	554,385
Illinois Finance Auth (Park Place of Elmhurst)
Series 2010A
8.25%, 5/15/45	2,225	2,212,006
Illinois Sports Fac Auth Spl Tax
AMBAC Series 01
5.50%, 6/15/30	7,000	7,032,060
Manhattan SSA #2004-1 IL
Series 05
5.875%, 3/01/28	2,227	2,032,138
Matteson IL GO
8.00%, 12/01/29 (e)	3,350	2,514,007
Metro Pier & Expo Auth IL Spl Tax
NPFGC Series 02A
5.25%, 6/15/42	3,500	3,421,320
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	2,320	2,385,656

		69,408,207

Company	Principal Amount (000)	U.S. $ Value
Indiana - 0.3%
Hendricks Cnty IN GO
5.50%, 7/15/23	1,165	1,208,070
Indiana Dev Fin Auth (Inland Steel Co.)
Series 97
5.75%, 10/01/11	1,825	1,829,909

		3,037,979

Iowa - 0.0%
Coralville IA BANS
Series 07C
5.00%, 6/01/18	240	259,082

Kansas - 0.1%
Lenexa KS Hlth Care Fac (Lakeview Village, Inc.)
5.25%, 5/15/22	1,260	1,031,625

Louisiana - 3.1%
Lafayette LA Communications
XLCA
5.25%, 11/01/20-11/01/23	8,765	9,398,208
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	1,130	1,173,595
Louisiana Loc Govt Envrn Fac & CDA (Cargo Acquisition Group)
Series 02
6.65%, 1/01/25	610	590,541
Louisiana Loc Govt Envrn Fac & CDA (Jefferson Parish LA)
Series 2009A
5.00%, 4/01/26	715	736,972
New Orleans LA GO
RADIAN
5.00%, 12/01/18-12/01/19	4,140	4,463,235
NPFGC Series 05
5.00%, 12/01/29	3,990	3,886,938
5.25%, 12/01/21	4,495	4,674,306
RADIAN Series A
5.00%, 12/01/22	1,060	1,094,143

		26,017,938

Maryland - 0.8%
Anne Arundel Cnty MD Spl Oblig (National Business Park North)
6.10%, 7/01/40	885	834,661
Maryland CDA SFMR (Maryland CDA)
Series 00A
6.10%, 7/01/38	6,285	6,287,388

		7,122,049

Massachusetts - 2.9%
Massachusetts Dev Fin Agy (Emerson College)
Series A

Company	Principal Amount (000)	U.S. $ Value
5.50%, 1/01/30	4,750	4,960,947
Massachusetts Dev Fin Agy (Seven Hills Foundation)
RADIAN Series 99
5.15%, 9/01/28	6,035	5,173,866
Massachusetts Hlth & Ed Facs Auth (Berkshire Health Sys)
RADIAN Series 01E
5.70%, 10/01/25	5,800	5,716,480
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	1,600	1,447,280
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
NPFGC Series 08
5.375%, 2/01/26	1,250	1,255,413
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary)
Series 2010C
5.375%, 7/01/35	2,710	2,568,565
Massachusetts Port Auth (Delta Airlines, Inc.)
AMBAC Series 2001A
5.50%, 1/01/19	4,000	3,551,120

		24,673,671

Michigan - 2.1%
Detroit MI Wtr Supply Sys
AGM Series 2006A
5.00%, 7/01/24	9,980	10,175,308
Michigan HDA MFHR (Michigan HDA)
AMBAC Series 97A
6.10%, 10/01/33	235	235,045
Plymouth MI Ed Ctr Charter Sch
Series 05
5.375%, 11/01/30	2,000	1,646,200
Wayne State Univ MI
Series 2009
5.00%, 11/15/29	5,215	5,400,602

		17,457,155

Minnesota - 0.8%
Maple Grove MN Hlth Care Sys (Maple Grove Hospital)
5.00%, 5/01/22	1,350	1,377,580
Minneapolis MN Common Bond Fd
6.00%, 12/01/40	3,000	3,085,980
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	2,700	2,699,892

		7,163,452

Mississippi - 1.9%
Mississippi Dev Bank (Mississippi Lease Dept of Corrections)

Company	Principal Amount (000)	U.S. $ Value
5.25%, 8/01/27	15,000	15,973,050

Missouri - 2.3%
Kansas City MO IDA Arpt (Cargo Acquisition Group)
Series 02
6.25%, 1/01/30	1,930	1,759,060
Kansas City MO Spl Oblig (Kansas City MO Lease - Dntn Arena)
Series 08C
5.00%, 4/01/28	14,000	14,536,900
Missouri Dev Finance Brd (Crackerneck Creek MO Tax Alloc)
Series 05C
5.00%, 3/01/26	1,000	1,009,340
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs)
5.50%, 2/01/42	1,880	1,681,923
Riverside MO IDA (Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	650	650,273

		19,637,496

Nevada - 7.1%
Carson City NV Hosp (Carson Tahoe Hospital)
RADIAN Series 03A
5.125%, 9/01/29	4,800	4,210,320
Clark Cnty NV Airport PFC (Mccarran Airport)
5.25%, 7/01/18	9,090	10,141,440
Clark Cnty NV GO
AMBAC Series 2006
5.00%, 11/01/23	13,250	14,161,335
Clark Cnty NV SD GO
NPFGC-RE
5.00%, 6/15/22	5,720	6,071,151
Las Vegas NV Wtr Dist
NPFGC-RE Series 05
5.00%, 6/01/27	5,000	5,161,200
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	5,800	6,071,556
Nevada Sys Hgr Ed (Univ of Nevada)
AMBAC Series 2005B
5.00%, 7/01/26	6,715	6,871,997
AMBAC Series B
5.00%, 7/01/25	6,985	7,173,665

		59,862,664

New Hampshire - 0.5%
New Hampshire Hlth & Ed Fac Auth (Covenant Health Sys)
Series 04
5.375%, 7/01/24	1,680	1,699,958

Company	Principal Amount (000)	U.S. $ Value
New Hampshire Hlth & Ed Fac Auth (Dartmouth Hitchcock Oblig Grp)
AGM Series 02
5.50%, 8/01/27	2,250	2,306,048

		4,006,006

New Jersey - 1.2%
Morris-Union NJ Jt Comm COP
RADIAN Series 04
5.00%, 5/01/27	3,675	3,388,093
New Jersey EDA (New Jersey Lease Sch Fac)
Series 05
5.25%, 3/01/25	6,200	6,523,330

		9,911,423

New Mexico - 1.5%
Clayton NM Jail Proj
CIFG NA
5.00%, 11/01/25-11/01/27	13,095	12,452,665

New York - 3.0%
Erie Cnty NY IDA (Buffalo NY SD GO)
AGM Series 04
5.75%, 5/01/25-5/01/26	5,100	5,376,781
New York NY GO
5.125%, 12/01/27 (d)	1,000	1,062,290
5.25%, 9/01/23	5,000	5,557,450
Series 04G
5.00%, 12/01/23	895	959,771
Series 2003A
5.50%, 8/01/21	4,375	4,701,462
5.50%, 8/01/21 (Pre-refunded/ETM)	625	688,919
Series 2007
5.00%, 1/01/23	1,000	1,090,830
New York NY IDA (Lycee Francais)
Series 02C
6.80%, 6/01/28	2,500	2,583,225
New York St Dormitory Auth (Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	1,760	1,836,789
New York St HFA (New York St Pers Income Tax)
NPFGC-RE Series 05A
5.00%, 9/15/25	1,200	1,289,316
New York St Liberty Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (b)(c)	1,188	12

		25,146,845

North Carolina - 0.4%
Iredell Cnty NC COP (Iredell Cnty Sch Proj)
AGM Series 08
5.25%, 6/01/22	920	1,018,753

Company	Principal Amount (000)	U.S. $ Value
North Carolina Eastern Mun Pwr Agy
AMBAC Series 05A
5.25%, 1/01/20	1,000	1,087,980
North Carolina Med Care Comm (Pennybyrn at Maryfield)
6.00%, 10/01/23	1,895	1,651,435

		3,758,168

North Dakota - 0.2%
Ward Cnty ND Hlth Care Fac (Trinity Health)
Series 2006
5.125%, 7/01/18-7/01/20	2,065	2,109,342

Ohio - 3.1%
Cleveland OH Pub Pwr Sys
NPFGC-RE Series 06A
5.00%, 11/15/18	2,835	3,075,380
Cleveland OH, Inc. Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	5,500	5,938,460
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31	8,400	8,462,748
Hamilton Cnty OH Sales Tax
AMBAC Series B
5.25%, 12/01/32	1,440	1,440,144
Toledo-Lucas Cnty OH Port Auth (CSX Corp., Inc.)
Series 92
6.45%, 12/15/21	6,730	7,517,275

		26,434,007

Oregon - 0.9%
Forest Grove OR (Pacific Univ)
RADIAN Series 05A
5.00%, 5/01/28	2,995	2,822,847
Oregon Hsg & Cmnty Svc SFMR (Oregon Hsg & Cmnty Svc)
Series 02B
5.45%, 7/01/32	1,585	1,577,091
Tri-County Met Trnsp Dist OR Grant Prog
Series 2011A
5.00%, 10/01/27	3,000	3,171,240

		7,571,178

Pennsylvania - 3.0%
Allegheny Cnty PA Hgr Ed Auth (Carnegie Mellon University)
Series 02
5.50%, 3/01/28	5,665	5,719,667
Montgomery Cnty PA Hgr Ed Fac (Abington Memorial Hosp)
Series 02A
5.125%, 6/01/32	2,000	1,956,020

Company	Principal Amount (000)	U.S. $ Value
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	4,735	4,941,872
Pennsylvania IDA (Pennsylvania SRF)
Series 08A
5.50%, 7/01/23	3,940	4,268,911
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24 (b)	1,030	842,571
Pittsburgh & Allegheny PA Sports & Exhibition Auth (Pittsburgh-allegheny Cnty PA Sales Tax)
AGM
5.00%, 2/01/31	6,925	7,070,841
Susquehanna PA Arpt Fac (Aero Harrisburg LLC)
Series 99
5.50%, 1/01/24	460	353,630

		25,153,512

Puerto Rico - 1.5%
Puerto Rico GO
5.25%, 7/01/23	1,700	1,718,955
Series 01A
5.50%, 7/01/19	1,000	1,072,780
Series 03A
5.25%, 7/01/23	500	501,865
Series 04A
5.25%, 7/01/19	2,880	2,957,962
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	538,390
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	1,065	1,101,391
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19-6/01/20	4,460	4,539,341

		12,430,684

Rhode Island - 0.6%
Rhode Island EDC (Providence Place Mall)
RADIAN Series 00
6.125%, 7/01/20	5,055	4,901,379

South Carolina - 1.0%
Dorchester Cnty SC SD #2 Lease
AGC
5.00%, 12/01/29	400	403,136
Series 06
5.00%, 12/01/30	1,500	1,506,855
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
AGC Series 05

Company	Principal Amount (000)	U.S. $ Value
5.00%, 12/01/27	6,225	6,309,100

		8,219,091

Tennessee - 0.3%
Sullivan Cnty TN Hlth & Hfb (Wellmont Hlth Sys Proj)
Series 06C
5.00%, 9/01/22	1,990	1,989,921
5.25%, 9/01/26	275	272,896

		2,262,817

Texas - 12.9%
Alvin TX ISD GO
Series 2004B
5.00%, 2/15/28	1,290	1,395,832
Bexar Cnty TX Hlth Fac Dev (Army Retirement Residence)
5.00%, 7/01/27	475	442,377
Camino Real Regl Mob Auth TX
5.00%, 2/15/21-2/15/22	4,270	4,271,436
Series 2008
5.00%, 8/15/21	1,790	1,790,644
Corpus Christi TX Gen Arpt
AGM Series 00B
5.375%, 2/15/30	7,100	7,122,578
Dallas Fort Worth TX Intl Arpt
NPFGC-RE Series 01
5.50%, 11/01/35	13,400	13,169,788
Ector Cnty TX ISD GO
5.25%, 8/15/27	160	168,376
El Paso Cnty TX Hosp Dist GO
AGC Series 2008A
5.00%, 8/15/23	5,000	5,519,700
Garza Cnty Pub Fac Corp. (Garza Cnty TX Lease Corr Fac)
5.50%, 10/01/19	535	533,914
Grapevine TX Arpt Fac (Cargo Acquisition Group)
6.50%, 1/01/24	930	890,298
Guad Blanco River Auth TX
NPFGC Series 04A
5.00%, 8/15/24	1,895	1,921,644
Harrison Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys)
5.25%, 7/01/28	5,700	5,226,672
Hidalgo Cnty TX Hlth Fac Svcs (Mission Hospital, Inc.)
Series 05
5.00%, 8/15/14-8/15/19	730	748,774
Houston TX IDC (Cargo Acquisition Group)
Series 02
6.375%, 1/01/23	2,990	2,851,324
Magnolia TX ISD GO
5.00%, 8/15/20	6,165	6,927,610
North Texas Hgr Ed Auth (United Regl Hlth Care Sys)
AGM Series 07

Company	Principal Amount (000)	U.S. $ Value
5.00%, 9/01/24	1,000	1,031,660
San Antonio TX Elec & Gas
5.00%, 2/01/25	2,435	2,620,571
5.00%, 2/01/25 (Pre-refunded/ETM)	65	74,365
Series 08
5.00%, 2/01/26	6,830	7,453,716
Series 2009A
5.25%, 2/01/24	3,260	3,681,355
San Antonio TX GO
Series 02
5.00%, 2/01/22-2/01/23	4,545	4,616,340
Seguin Hgr Ed Fac Corp. TX (Texas Lutheran Univ)
Series 04
5.25%, 9/01/28	1,000	972,490
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.50%, 11/15/22	2,210	2,099,301
Tarrant Cnty TX Cult Ed Fac Fin Corp. (MRC Crestview Proj)
8.125%, 11/15/44	2,150	2,140,024
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Stayton at Museum Way)
8.00%, 11/15/28	2,000	2,021,280
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	9,040	9,611,328
Texas Private Acvty Bond Srfc Trnsp Corp. (Nte Mobility Partners LLC Project)
6.875%, 12/31/39	2,280	2,407,019
Texas Turnpike Auth (Central Texas Turnpike)
AMBAC Series 02A
5.50%, 8/15/39	9,500	9,405,950
Tyler TX Hlth Fac Dev Corp. (Mother Frances Hosp Reg Hlth)
5.25%, 7/01/26	2,000	1,931,720
Wichita TX ISD GO
Series 2007
5.00%, 2/01/27	6,000	6,471,180

		109,519,266

Utah - 0.1%
Timber Lakes UT Wtr Spl Svc Dist
8.125%, 6/15/31	840	846,376

Virginia - 0.0%
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	378	377,407

Washington - 8.0%
Clark Cnty WA PUD #1
5.00%, 1/01/23	12,635	13,335,358
Energy Northwest WA (Bonneville Power Admin)
AMBAC
5.00%, 7/01/21	11,470	12,091,444
Series 2006

Company	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/24	4,055	4,355,557
FYI Properties (Washington St Lease Dept Info Svc Proj)
5.25%, 6/01/26	4,000	4,247,320
Series 2009
5.00%, 6/01/27	615	637,115
King Cnty WA SD #414 GO
NPFGC
5.00%, 12/01/24	4,500	4,877,640
Tacoma WA Refuse Util
XLCA Series 06
5.00%, 12/01/18	3,615	3,949,785
Washington St GO
AMBAC
5.00%, 1/01/24	5,000	5,337,650
5.00%, 7/01/24 (d)	9,000	9,989,190
NPFGC-RE
5.00%, 1/01/27	6,380	6,760,695
Washington St HFC (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	3,490	2,405,067

		67,986,821

West Virginia - 0.9%
Fairmont WV St College
NPFGC-RE Series 02A
5.375%, 6/01/27	2,500	2,543,750
West Virginia EDA (West Virginia Lottery)
Series 2010A
5.00%, 6/15/35	5,000	5,103,850

		7,647,600

Wisconsin - 1.1%
Milwaukee WI (Cargo Acquisition Group)
Series 02
6.50%, 1/01/25	1,930	1,843,555
Oneida Tribe of Indians WS Retail Sales
6.50%, 2/01/31(f)	2,465	2,567,692
Wisconsin Hlth & Ed Fac Auth (Wheaton Franciscan Hlthcare Sys)
5.25%, 8/15/20	5,000	5,088,300

		9,499,547

U.S. $ Value
Total Investments - 100.3% (cost $847,656,010) (g)	850,531,559
Other assets less liabilities - (0.3)%	(2,467,940)

Net Assets - 100.0%	$848,063,619

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$4,745	2/12/12	SIFMA	*	3.548%		$121,188
Merrill Lynch	6,300	10/21/16	SIFMA	*	4.129%		890,386
Merrill Lynch	2,500	7/30/26	4.090%		SIFMA	*	(444,381)
Merrill Lynch	2,500	11/15/26	4.378%		SIFMA	*	(527,403)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Floating Rate Security. Stated interest rate was in effect at July 31, 2011.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the market value of this security amounted to $2,567,692 or 0.3% of net assets.
(g)	As of July 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,941,836 and gross unrealized depreciation of investments was $(17,066,287), resulting in net unrealized appreciation of $2,875,549.

As of July 31, 2011, the Fund held 39.0% of net assets in insured bonds (of this amount 0.7% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
CIFG NA	-	CIFG Assurance North America Inc.
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
EDA	-	Economic Development Agency
EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity

FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
IDC	-	Industrial Development Corporation
IDR	-	Industrial Development Revenue Bond
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund — National Portfolio

July 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$850,531,559	$—	$850,531,559

Total Investments in Securities	—	850,531,559	—	850,531,559
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts	—	—	1,011,574	1,011,574
Liabilities:
Interest Rate Swap Contracts	—	—	(971,784)	(971,784)

Total	$—	$850,531,559	$39,790	$850,571,349

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Interest Rate Swap Contracts	Total
Balance as of 10/31/10	$—	$—
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers in to Level 3	39,790	39,790
Transfers out of Level 3	—	—

Balance as of 7/31/11	$39,790	$39,790

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/11	$—	$—

AllianceBernstein Municipal Income Fund — High Income Municipal Portfolio

Portfolio of Investments

July 31, 2011 (unaudited)

Company	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 109.2%
Long-Term Municipal Bonds - 109.2%
Alabama - 0.9%
Selma AL IDB (International Paper Co.)
Series 2010A
5.80%, 5/01/34	$4,615	$4,664,980

Alaska - 0.9%
Koyukuk AK Hlth Care Fac (Tanana Chiefs Conference)
7.75%, 10/01/41	4,550	4,455,861

Arizona - 4.0%
Downtown Phoenix Hotel Corp. AZ
FGIC Series 2005A
5.00%, 7/01/40	6,930	5,411,013
Pima Cnty AZ IDA (American Charter Sch Fdntn)
Series 2007A
5.50%, 7/01/26	2,105	1,924,559
5.625%, 7/01/38	3,825	3,336,548
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	10,240	9,203,917

		19,876,037

California - 12.7%
Bay Area Toll Authority CA
Series 2006F
5.00%, 4/01/25(a)	7,931	8,131,618
California Dept Wtr Res Pwr
5.00%, 5/01/16	5,500	6,389,240
California Ed Fac Auth (California Clg of Arts)
5.00%, 6/01/30	1,140	993,727
California GO
5.00%, 12/01/37	705	696,808
California Mun Fin Auth (Azusa Pacific University)
Series 2011B
7.75%, 4/01/31	3,600	3,782,916
California Poll Cntl Fin Auth (Waste Management, Inc.)
5.125%, 7/01/31	2,250	2,429,257
California Statewide CDA (Amino Inglewood CA High Sch)
Series 2011A
7.25%, 8/01/41	2,000	2,008,440
California Statewide CDA (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	4,050	4,068,144
California Statewide CDA (Thomas Jefferson Sch Law)
Series 2008A
7.25%, 10/01/38 (b)	4,650	4,716,588

Company	Principal Amount (000)	U.S. $ Value
Chino CA CFD #2009-1
6.75%, 9/01/40	1,000	994,880
Compton CA CRA (Compton CA Tax Alloc)
Series 2010A
5.50%, 8/01/30	2,635	2,368,417
Series 2010B
5.00%, 8/01/25	1,420	1,283,055
Golden St Tobacco Sec CA (Golden St Tob Securitization)
Series 2007A-1
5.125%, 6/01/47	7,890	5,243,931
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2010B
5.00%, 5/15/31	7,230	7,352,838
Los Angeles CA Regl Arpts Impt Corp. (American Airlines, Inc.)
Series 2002C
7.50%, 12/01/24	4,625	4,685,125
Los Angeles CA USD GO
Series 2010 KRY
5.25%, 7/01/25(a)	1,000	1,096,820
Norco CA Redev Agy (Norco CA Redev Agy Proj #1)
Series 2010
6.00%, 3/01/36	450	437,035
Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas)
Series 2010A
6.00%, 9/01/30	1,235	1,152,638
San Francisco City/Cnty CA COP
Series 2009A
5.00%, 4/01/29	3,115	3,184,402
Tejon Ranch CA Pub Fac Fin CFD #2008-1
Series 2010A
7.375%, 9/01/40	2,000	2,020,220

		63,036,099

Colorado - 3.2%
Colorado Hlth Fac Auth (American Baptist Homes of The Midwest)
Series 2009A
7.75%, 8/01/39	965	986,269
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.00%, 11/15/15	2,500	2,763,000
E-470 Pub Hwy Auth CO
5.25%, 9/01/25	600	569,622
5.375%, 9/01/26	3,800	3,616,954
Fitzsimons Vlg Met Dist #1 CO
Series 2010A
7.50%, 3/01/40	1,500	1,492,860
Park Creek Met Dist CO
5.50%, 12/01/37	2,300	2,134,239
Regional Trnsp Dist CO (Denver Transit Partners)
6.00%, 1/15/41	1,600	1,609,840

Company	Principal Amount (000)	U.S. $ Value
Three Springs Metro District #3 CO
Series 2010
7.75%, 12/01/39	2,550	2,461,948

		15,634,732

District of Columbia - 1.3%
District of Columbia (Center for Strategic and Intl Studies DC)
6.625%, 3/01/41	1,850	1,878,009
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	4,205	4,377,783

		6,255,792

Florida - 6.8%
Capital Trust Agency FL (Million Air One)
7.75%, 1/01/41	4,500	4,499,505
Citizens Ppty Ins Corp. FL
AGM
5.00%, 6/01/15	6,105	6,658,601
Lee Cnty FL IDA (Shell Point/Alliance Oblig Group)
5.00%, 11/15/22-11/15/32	2,600	2,256,523
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
5.375%, 11/15/28	1,130	1,005,497
6.75%, 11/15/21	3,180	3,291,777
Mid-Bay Brdg Auth FL
Series 2011A
7.25%, 10/01/40	4,000	4,062,600
Palm Beach Cnty FL (Sinai Residences of Boca Raton)
2.00%, 6/01/16	2,450	2,452,107
Palm Beach Cnty FL Hlth Fac Auth (Lifespace Communities)
5.875%, 11/15/37	4,250	4,003,415
St. John’s Cnty FL IDA (Presbyterian Retirement Svc)
Series 2010A
5.875%, 8/01/40	4,000	3,920,880
Volusia Cnty FL Ed Fac Auth (Embry-Riddle Aeronautical Univ)
RADIAN Series 2005
5.00%, 10/15/35	1,840	1,600,174

		33,751,079

Georgia - 1.6%
Appling Cnty Dev Auth GA (Oglethorpe Power Corp.)
2.50%, 1/01/38	2,000	2,009,880
De Kalb Cnty GA Hosp Auth (De Kalb Medical Center)
6.125%, 9/01/40	6,100	6,070,903

		8,080,783

Company	Principal Amount (000)	U.S. $ Value
Guam - 0.2%
Guam COP
Series 2010A
6.875%, 12/01/40	910	891,354

Idaho - 0.8%
Idaho Hsg & Fin Assn (Battelle Energy Alliance LLC TDF Proj)
Series 2010A
7.00%, 2/01/36	4,000	4,038,560

Illinois - 11.0%
Chicago IL GO
AGM Series 2010 3682
5.00%, 1/01/29 (a)	3,000	2,986,050
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
Series 2010B
5.00%, 1/01/26	1,285	1,310,584
Chicago IL Recovery Zone (BP PLC)
6.125%, 12/01/18	3,215	3,235,576
Chicago IL Tax Increment (Metramarket Chicago Proj)
Series 2010A
6.87%, 2/15/24	1,309	1,341,776
Illinois Finance Auth (Elmhurst Mem Healthcare)
Series 2008A
5.625%, 1/01/37	6,595	5,957,066
Illinois Finance Auth (Greenfields of Geneva)
Series 2010A
8.25%, 2/15/46	4,000	3,941,360
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/19	2,980	2,614,771
Illinois Finance Auth (Navistar International Corp.)
6.50%, 10/15/40	1,900	1,952,687
Illinois Finance Auth (Northwestern Univ)
1.75%, 12/01/34	5,000	5,130,250
Illinois Finance Auth (OSF Healthcare Sys)
6.00%, 5/15/39	5,950	6,038,536
Illinois Finance Auth (Park Place of Elmhurst)
Series 2010A
8.125%, 5/15/40	1,250	1,229,963
8.25%, 5/15/45	2,775	2,758,794
Illinois Finance Auth (Provena Health)
Series B
6.00%, 5/01/34	2,025	1,926,079
Illinois Finance Auth (Swedish Covenant Hospital)
6.00%, 8/15/38	3,360	3,328,853

Company	Principal Amount (000)	U.S. $ Value
Illinois Finance Auth (The Admiral at The Lake)
Series 2010A
8.00%, 5/15/46	4,800	4,749,072
Matteson IL GO
8.00%, 12/01/29 (c)	5,000	3,752,250
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	1,885	1,938,345

		54,192,012

Indiana - 2.5%
Indiana Finance Auth (Kings Daughters Hospital)
5.50%, 8/15/40	6,000	5,400,420
Indiana Hlth Fac Fin Auth (Community Fndtn of Northwest Indiana)
5.50%, 3/01/37	1,305	1,210,531
Whiting IN Envrn Fac (BP PLC)
5.00%, 1/01/16	5,000	5,558,650

		12,169,601

Kansas - 1.0%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	8,165	4,722,228

Kentucky - 0.7%
Kentucky Econ Dev Fin Auth (Owensboro Med Hlth Sys)
Series 2010A
6.00%, 6/01/30	3,540	3,612,535

Louisiana - 4.5%
Louisiana Gas and Fuels Tax
5.00%, 5/01/26 (a)	10,000	10,573,800
Louisiana Loc Govt Envrn Fac & CDA (Women’s Hospital Foundation)
Series 2010A
5.625%, 10/01/30	1,200	1,200,324
5.875%, 10/01/40	3,000	2,932,200
6.00%, 10/01/44	1,740	1,722,531
Louisiana Pub Fac Auth (Ochsner Clinic Fndtn)
Series 2007A
5.25%, 5/15/38	2,200	2,005,740
5.375%, 5/15/43	4,235	3,827,635

		22,262,230

Maine - 0.6%
Maine Hlth & Higher Edl Facs (Maine General Medical Center)
6.75%, 7/01/41 (d)	3,000	2,999,760

Maryland - 0.2%
Anne Arundel Cnty MD Spl Oblig (National Business Park North)

Company	Principal Amount (000)	U.S. $ Value
6.10%, 7/01/40	1,000	943,120

Massachusetts - 1.8%
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary)
Series 2010C
5.375%, 7/01/35	1,550	1,469,106
Massachusetts Port Auth (Delta Airlines, Inc.)
AMBAC Series 2001A
5.00%, 1/01/27	1,475	1,081,647
5.50%, 1/01/13-1/01/19	6,800	6,296,056

		8,846,809

Michigan - 3.6%
Kent MI Hosp Fin Auth (Metropolitan Hospital)
Series 2005A
6.00%, 7/01/35	1,310	1,226,461
Michigan Hosp Fin Auth (Henry Ford Hlth Sys)
Series 2006A
5.25%, 11/15/46	6,800	6,049,552
Michigan Pub Edl Fac Auth (Dr. Joseph F. Pollack - Pace)
8.00%, 4/01/30	1,195	1,249,385
Series 2010
8.00%, 4/01/40	500	520,150
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
5.00%, 12/01/14	4,000	4,278,920
NPFGC-RE
5.00%, 12/01/27	4,630	4,313,910

		17,638,378

Minnesota - 1.6%
Cottage Grove MN Sr Hsg (PHS Cottage Grove, Inc.)
Series 2006A
6.00%, 12/01/46	1,775	1,570,697
St Paul MN Housing & Redev Auth (Healtheast)
Series 2005
6.00%, 11/15/30	1,580	1,546,299
St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs)
Series 2009
5.75%, 7/01/39	3,000	3,041,670
Washington Cnty MN Hsg & Redev Auth (Healtheast)
5.50%, 11/15/27	2,000	1,898,780

		8,057,446

Missouri - 0.3%
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs)
5.50%, 2/01/42	1,520	1,359,853

Company	Principal Amount (000)	U.S. $ Value
New Hampshire - 0.3%
New Hampshire Bus Fin Auth (Waste Management, Inc.)
Series 2010
3.50%, 8/01/24 (e)	1,450	1,495,037

New Jersey - 3.7%
New Jersey EDA (Continental Airlines)
6.25%, 9/15/29	3,900	3,724,929
6.40%, 9/15/23	3,000	2,972,370
Series 1999
6.25%, 9/15/19	375	374,730
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital)
5.00%, 7/01/25	5,240	4,713,485
Tobacco Settlement Fin Corp. NJ
Series 2007 1A
4.75%, 6/01/34	3,000	2,055,180
5.00%, 6/01/41	6,265	4,298,228

		18,138,922

New York - 11.5%
Nassau Cnty NY IDA (Amsterdam at Harborside)
Series 2007A
6.50%, 1/01/27	1,865	1,841,669
6.70%, 1/01/43	2,190	2,061,951
New York NY GO
5.125%, 12/01/27 (a)	7,340	7,797,209
New York NY IDA (American Airlines, Inc.)
7.75%, 8/01/31	2,000	2,056,300
8.00%, 8/01/28	5,550	5,772,444
Series 2005
7.50%, 8/01/16	1,110	1,148,584
New York NY Transitional Fin Auth
5.00%, 2/01/26 (a)	10,000	11,066,600
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009A
5.00%, 2/15/29 (a)	7,500	8,018,775
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
AGM Series B
5.00%, 4/01/15	5,300	6,029,386
Port Authority of NY & NJ
5.00%, 9/15/14	5,000	5,500,300
Port Authority of NY & NJ (Delta Airlines, Inc.)
6.00%, 12/01/42	2,285	2,315,710
Suffolk Cnty NY IDA (New York Institute of Technology)
5.00%, 3/01/26	50	50,046
Westchester Cnty Hlth Care Corp. NY
Series 2010B

Company	Principal Amount (000)	U.S. $ Value
5.00%, 11/01/14	3,000	3,189,780

		56,848,754

North Carolina - 0.4%
North Carolina Med Care Comm (Pennybyrn at Maryfield)
6.00%, 10/01/23	1,580	1,376,923
Series A
6.125%, 10/01/35	1,000	807,930

		2,184,853

Ohio - 3.9%
Buckeye OH Tob Stlmnt Fin Auth
Series 2007A-2
5.875%, 6/01/47	7,125	5,255,186
Butler Cnty OH Hosp Fac (UC Health)
5.50%, 11/01/40	6,750	6,174,225
Erie Cnty OH Hosp (Firelands Regional Med Ctr)
5.25%, 8/15/46	3,710	3,217,794
Series 2002A
5.625%, 8/15/32	2,225	2,149,172
Series 2006A
5.00%, 8/15/36	1,290	1,120,920
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	1,250	1,289,963

		19,207,260

Oregon - 1.7%
Oregon Dept of Admin Svcs (Oregon Lottery)
Series 2011A
5.25%, 4/01/25 (a)	7,310	8,370,023

Pennsylvania - 3.0%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 2007A
5.375%, 11/15/40	4,810	4,044,633
Allegheny Cnty PA IDA (United States Steel Corp.)
6.75%, 11/01/24	2,875	3,073,001
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
6.125%, 1/01/45	4,170	3,754,835
Montgomery Cnty PA IDA (Philadelphia Presbyterian Homes, Inc.)
6.50%, 12/01/25	4,000	3,973,800

		14,846,269

Puerto Rico - 0.5%
Puerto Rico Elec Pwr Auth
Series 2010ZZ
5.25%, 7/01/23	2,455	2,543,233

Company	Principal Amount (000)	U.S. $ Value
Rhode Island - 1.5%
Rhode Island Hlth & Ed Bldg Corp. (Tockwotton Home)
8.375%, 1/01/46	4,500	4,553,325
Tobacco Settlement Fin Corp. RI (Rhode Island Tobacco Asset Sec)
6.25%, 6/01/42	3,160	2,963,543

		7,516,868

South Dakota - 0.2%
Sioux Falls SD Hlth Fac (Dow Rummel Village)
5.00%, 11/15/26	1,020	836,114

Tennessee - 2.2%
Johnson City TN Hlth & Ed (Mountain States Health Alliance/TN)
5.50%, 7/01/36	6,450	6,139,303
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
Series 2011A-2
5.00%, 7/01/15	3,135	3,437,496
Sullivan Cnty TN Hlth & HFB (Wellmont Hlth Sys Proj)
Series 2006C
5.25%, 9/01/36	1,575	1,426,525

		11,003,324

Texas - 10.7%
Austin TX Convention Ctr Enterprise
Series 2006B
6.00%, 1/01/20(b)	1,195	1,205,886
Brazos River TX Hbr Nav Dist (Dow Chemical Co.)
Series 2008A
5.95%, 5/15/33	5,000	5,179,250
Central TX Regl Mobility Auth
6.00%, 1/01/41	3,600	3,521,952
Harrison Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys)
5.25%, 7/01/28	3,800	3,484,448
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.25%, 11/15/16	750	751,305
5.50%, 11/15/22	4,000	3,799,640
Tarrant Cnty TX Cult Ed Fac Fin Corp. (MRC Crestview Proj)
8.125%, 11/15/44	3,000	2,986,080
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Northwest Sr Hsg Corp. - Edgemere Proj)
Series 2006A
6.00%, 11/15/36	2,500	2,348,500
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Stayton at Museum Way)
8.00%, 11/15/28	2,000	2,021,280
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	7,450	7,920,840

Company	Principal Amount (000)	U.S. $ Value
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	6,450	6,809,330
Texas Pub Fin Auth Charter Sch Fin Corp. (Cosmos Fndtn, Inc.)
Series 2010A
6.20%, 2/15/40	5,000	4,888,700
Tyler TX Hlth Fac Dev Corp. (Mother Frances Hosp Reg Hlth)
5.00%, 7/01/33	2,400	2,112,312
Series 2007B
5.00%, 7/01/37	3,520	3,055,818
Viridian Mun Mgmt Dist TX
9.00%, 12/01/37	3,000	3,066,030

		53,151,371

Utah - 2.0%
Timber Lakes UT Wtr Spl Svc Dist
8.125%, 6/15/31	4,000	4,030,360
Utah St Charter Sch Fin Auth (Early Light Academy)
8.50%, 7/15/46	2,000	2,023,500
Utah St Charter Sch Fin Auth (Hawthorn Academy)
8.25%, 7/15/46	2,000	2,009,880
Utah St Charter Sch Fin Auth (North Star Academy)
Series 2010A
7.00%, 7/15/45	1,840	1,847,176

		9,910,916

Virginia - 1.4%
Mosaic Dist VA CDA
Series 2011A
6.875%, 3/01/36	2,915	2,979,130
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47	6,240	3,970,262

		6,949,392

Washington - 5.5%
Seattle WA Mun Light & PWR
5.00%, 2/01/26 (a)	7,500	8,268,300
Washington St
5.00%, 7/01/25 (a)	10,000	11,099,100
Washington St GO
5.00%, 7/01/24 (a)	5,000	5,549,550
Washington St HFC (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	3,425	2,397,640

		27,314,590

Wisconsin - 0.5%
Oneida Tribe of Indians WS Retail Sales
6.50%, 2/01/31(b)	435	453,122

Company	Principal Amount (000)	U.S. $ Value
Wisconsin Hlth & Ed Fac Auth (Wheaton Franciscan Hlthcare Sys)
5.125%, 8/15/33	845	736,629
5.25%, 8/15/34	1,090	957,826
Series 2006B
5.125%, 8/15/26	400	376,204

		2,523,781

Total Investments - 109.2% (cost $536,928,897) (f)		540,329,956
Other assets less liabilities - (9.2)%		(45,500,033)

Net Assets - 100.0%		$494,829,923

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank NA	$15,000	12/2/24	3.013%		SIFMA *	$(253,965)
JPMorgan Chase Bank NA	8,500	7/9/25	SIFMA	*	3.167%	449,380
Morgan Stanley Capital Services, Inc.	2,500	3/17/22	SIFMA	*	3.072%	162,937
Morgan Stanley Capital Services, Inc.	3,000	6/11/22	SIFMA	*	2.965%	135,163

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

CREDIT DEFAULT SWAP CONTRACTS ON INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at July 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley:
CDX-NAHYS 5.00% 6/20/15, 6/20/15*	5.00%	4.17%	$5,000	$169,767	$(116,303)	$286,070

*	Termination date

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the aggregate market value of these securities amounted to $6,375,596 or 1.3% of net assets.
(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(d)	When-Issued or delayed delivery security.
(e)	Variable rate coupon, rate shown as of July 31, 2011.
(f)	As of July 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,997,859 and gross unrealized depreciation of investments was $(6,596,800), resulting in net unrealized appreciation of $3,401,059.

As of July 31, 2011, the Fund held 6.9% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
EDA	-	Economic Development Agency
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Board
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
USD	-	Unified School District

AllianceBernstein Municipal Income Fund — High Income Municipal Portfolio

July 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$540,329,956	$—	$540,329,956

Total Investments in Securities	—	540,329,956	—	540,329,956
Other Financial Instruments*:
Assets:
Interest Rate Swap Contracts	—	135,163	612,317	747,480
Credit Default Swap Contracts	—	286,070	—	286,070
Liabilities:
Interest Rate Swap Contracts	—	(253,965)	—	(253,965)

Total	$—	$540,497,224	$612,317	$541,109,541

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Interest Rate Swaps	Total
Balance as of 10/31/10	$—	$—
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers in to Level 3	612,317	612,317
Transfers out of Level 3	—	—

Balance as of 7/31/11	$612,317	$612,317

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/11	$—	$—

AllianceBernstein Municipal Income Fund — California Portfolio

Portfolio of Investments

July 31, 2011 (unaudited)

Company	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 102.6%
Long-Term Municipal Bonds - 102.6%
California - 93.6%
Acalanes CA UHSD GO
AGM Series 05B
5.25%, 8/01/24	$5,000	$5,262,550
Banning CA Util Auth Wtr
NPFGC-RE Series 05
5.25%, 11/01/30	8,405	8,504,095
Bay Area Toll Auth CA
Series 2009F1
5.25%, 4/01/27	7,500	7,960,425
Series 2010S-2
5.00%, 10/01/30	2,350	2,384,357
Beaumont CA Fing Auth
AMBAC Series C
5.00%, 9/01/26	3,305	2,841,408
Butte-Glenn CCD CA GO
NPFGC Series 05B
5.00%, 8/01/25	3,620	3,732,184
California Dept Wtr Res Cen Vy
5.00%, 12/01/24	5,000	5,512,400
Series 2008AE
5.00%, 12/01/27	2,680	2,871,674
Series 2009AF
5.00%, 12/01/29	2,225	2,386,913
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	5,725	6,634,760
California Ed Fac Auth (California Clg of Arts)
Series 01
5.875%, 6/01/30	2,200	2,130,480
California Ed Fac Auth (Univ of The Pacific)
5.00%, 11/01/21	990	1,031,768
Series 04
5.00%, 11/01/20	1,000	1,050,590
5.25%, 5/01/34	1,000	1,000,510
California GO
5.00%, 8/01/22-2/01/32	21,600	22,183,344
5.125%, 6/01/31	20	20,004
5.25%, 2/01/30 (Pre-refunded/ETM)	45	46,145
5.25%, 2/01/30-4/01/30	10,475	10,528,245
5.30%, 4/01/29	5	5,117
Series 03
5.25%, 2/01/24	3,500	3,637,550
California Hlth Fac Fin Auth (Catholic Healthcare West)
Series G
5.50%, 7/01/25	3,180	3,334,230
California Hlth Fac Fin Auth (Cottage Healthcare Sys)
NPFGC Series 03B
5.00%, 11/01/23	2,500	2,516,675
California Infra & Eco Dev Bk (Kaiser Permanente)

Company	Principal Amount (000)	U.S. $ Value
Series 01A
5.55%, 8/01/31	18,000	18,000,000
California Poll Cntl Fin Auth (Pacific Gas & Electric Co.)
NPFGC Series 96A
5.35%, 12/01/16	15,500	15,827,515
California Poll Cntl Fin Auth (Southern CA Edison Co.)
NPFGC Series 99C
5.55%, 9/01/31	7,950	7,949,205
California Poll Cntl Fin Auth (Tracy Material Recovery)
ACA Series 99A
5.70%, 8/01/14	2,320	2,318,098
California Pub Wks Brd (CA Lease Mental Hlth Coalinga)
Series 04A
5.50%, 6/01/22	3,500	3,647,420
Series 2004A
5.50%, 6/01/23	3,290	3,408,045
California Pub Wks Brd (CA Lease Richmond Lab)
XLCA Series 05B
5.00%, 11/01/30	4,270	4,166,581
California Pub Wks Brd (Univ of California Lease)
Series 04F
5.00%, 11/01/26	8,065	8,219,041
Series 05C
5.00%, 4/01/23	3,130	3,266,875
California Rural Home Mtg
Series 00B
6.25%, 12/01/31	55	55,126
Series 00D
6.00%, 12/01/31	90	91,185
California Statewide CDA (San Diego Space/Sci Fdtn)
Series 96
7.50%, 12/01/16	1,650	1,660,082
California Statewide CDA MFHR (Highland Creek Apts)
Series 01K
5.40%, 4/01/34	5,745	5,805,150
California Statewide CDA MFHR (Santa Paula Village Apts)
Series 98D
5.43%, 5/01/28	1,945	1,945,000
Capistrano CA USD GO
AGM Series 01B
Zero Coupon, 8/01/25	8,000	3,315,040
NPFGC-RE Series 00A
6.00%, 8/01/24	1,550	1,553,069
Chino CA Redev Agy Tax Alloc (Chino Ca Redev Proj Area B)
AMBAC Series 01B
5.25%, 9/01/30	3,525	3,108,874
Coachella Valley CA USD COP
AMBAC
5.00%, 9/01/23	2,500	2,495,400

Company	Principal Amount (000)	U.S. $ Value
Commerce CA Jt Pwrs Fin Auth (Commerce CA Lease Cmnty Ctr)
XLCA Series 04
5.00%, 10/01/34	1,715	1,360,698
Corona CA CFD #97-2 (Corona CA CFD #97-2 Eagle Glen)
Series 98
5.875%, 9/01/23	5,555	5,555,135
E CA Mun Wtr Dist CFD #2001-01A
Series 02
6.40%, 9/01/32	3,480	3,420,562
East Palo Alto CA Pub Fin Auth (Univ Circle Gateway/101 Proj)
RADIAN Series 05A
5.00%, 10/01/25	5,070	4,576,942
Encinitas Ranch CA Golf Auth
Series 04
5.50%, 9/01/23-9/01/24	1,110	975,883
5.60%, 9/01/26	1,000	860,800
Fontana CA CFD #11 (Fontana CA CFD #11 Hertg W End)
Series B
6.50%, 9/01/28	8,090	8,093,074
Fremont CA USD GO
AGM Series 05B
5.00%, 8/01/26	1,745	1,797,141
Fresno CA Jt Pwrs Fin Auth (Fresno CA Lease Cap Proj)
XLCA Series 04A
5.25%, 10/01/21-10/01/24	3,425	3,559,605
5.375%, 10/01/17	1,315	1,412,994
Fullerton CA Redev Agy
RADIAN
5.00%, 4/01/21	3,250	3,291,307
Gilroy CA USD GO
NPFGC-RE
5.00%, 8/01/27	1,500	1,519,290
Huntington Pk CA Pub Fin Auth (Huntington Pk CA Tax Alloc)
AGM Series 04A
5.25%, 9/01/17	1,000	1,106,110
Jurupa CA USD GO
NPFGC-RE Series 04
5.00%, 8/01/22	1,340	1,362,606
Kaweah Delta CA Hlthcare
NPFGC Series 04
5.25%, 8/01/25-8/01/26	3,780	3,847,095
La Verne CA CFD #88-1
Series 98
5.875%, 3/01/14	2,200	2,202,112
Lammersville CA SD CFD #2002
Series 02
6.375%, 9/01/32	4,250	4,253,400
Lancaster CA Redev Agy (Lancaster CA Redev Tax Incr)
XLCA Series 04
5.00%, 12/01/23	2,695	2,508,487
Long Beach CA Bond Fin Auth (Long Beach CA Lease Aquarium)

Company	Principal Amount (000)	U.S. $ Value
AMBAC Series 01
5.25%, 11/01/30	6,500	5,739,500
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Bunker Hill)
Series 04L
5.00%, 3/01/17	2,565	2,555,048
5.10%, 3/01/19	1,350	1,320,921
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	8,340	8,819,300
Series 2010A
5.00%, 5/15/25	8,915	9,535,217
Series A
5.00%, 5/15/27	3,560	3,753,806
Los Angeles CA Dept W&P Pwr
AMBAC
5.00%, 7/01/24	5,250	5,569,147
Los Angeles CA Harbor Dept
5.00%, 8/01/26	21,450	23,072,478
Los Angeles CA MFHR (Park Plaza West Apts)
5.50%, 1/20/43	5,000	4,919,050
Los Angeles CA USD GO
Series 2010 KRY
5.25%, 7/01/25 (a)	8,000	8,774,560
AMBAC Series B
5.00%, 7/01/21	8,685	9,550,113
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles Cnty CA MTA Sales Tax)
5.00%, 7/01/25	1,260	1,374,118
Marin CA Muni Wtr Dist
AMBAC Series 04
5.25%, 7/01/20	3,040	3,147,555
Murrieta Vly CA USD GO
AGM Series 05B
5.125%, 9/01/29	1,500	1,516,140
Norco CA Redev Agy (Norco CA Redev Agy Proj #1)
Series 2010
5.875%, 3/01/32	1,580	1,551,260
6.00%, 3/01/36	1,125	1,092,589
AMBAC Series 05
5.00%, 3/01/26	1,900	1,703,369
RADIAN Series 04
5.00%, 3/01/24	3,060	2,734,967
Oakland CA USD GO
NPFGC Series 05
5.00%, 8/01/25	7,455	7,250,286
NPFGC-RE
5.00%, 8/01/22	8,975	8,975,000
Ontario CA COP
NPFGC Series 04
5.25%, 7/01/21	1,700	1,796,084
Orange Cnty CA COP
AMBAC
6.00%, 6/01/21 (Pre-refunded/ETM)	830	966,792
Palm Springs CA COP

Company	Principal Amount (000)	U.S. $ Value
Series 91B
Zero Coupon, 4/15/21 (Pre-refunded/ETM)	37,500	28,012,125
Palmdale CA Wtr Dist
NPFGC-RE Series 04
5.00%, 10/01/24	1,775	1,756,345
Pittsburg CA Redev Agy (Los Medanos Cmnty Dev Proj)
NPFGC Series 03A
5.00%, 8/01/21	6,410	6,252,570
Placentia-Yorba Lnda CA USD GO (Placentia-yorba Lnda USD CA GO)
NPFGC-RE Series 06
5.00%, 10/01/27	4,200	4,227,930
Port of Oakland CA
Series L
5.375%, 11/01/27 (Pre-refunded/ETM)	280	296,548
NPFGC-RE Series 2002L
5.375%, 11/01/27	2,220	2,221,265
Redding CA Elec Sys COP
NPFGC Series 92A
11.99%, 7/01/22 (Pre-refunded/ETM) (b)	1,210	1,678,004
Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas)
Series 2010A
5.75%, 9/01/24-9/01/25	1,985	1,921,951
6.00%, 9/01/30	1,395	1,301,967
Riverside CA CCD GO
NPFGC Series C
5.00%, 8/01/25	1,720	1,816,492
Rocklin CA USD CFD #1
NPFGC Series 04
5.00%, 9/01/25	1,000	990,990
Roseville CA HSD GO (Roseville HSD CA GO)
Series 01E
5.25%, 8/01/26	2,435	2,462,248
Sacramento CA USD GO
AGM Series 04D
5.25%, 7/01/21-7/01/23	8,525	8,896,723
Sacramento Cnty CA Hsg Auth MFHR (Cottage Estates Apts)
Series 00B
6.00%, 2/01/33	5,245	4,969,637
Sacramento Cnty CA Hsg Auth MFHR (Verandas Apts)
Series 00H
5.70%, 3/01/34	2,875	2,900,300
San Bernardino Cnty CA CFD #2002-1
Series 02-1
5.90%, 9/01/33	4,750	4,546,605
San Bernardino Cnty CA COP
Series 2009
5.25%, 8/01/26	1,635	1,624,945
San Diego CA Hsg Auth MFHR
Series 98C
5.25%, 1/20/40	6,105	5,929,298

Company	Principal Amount (000)	U.S. $ Value
San Diego CA Hsg Auth MFHR (Vista La Rosa Apts)
Series 00A
6.00%, 7/20/41	10,230	10,280,945
San Diego CA Pub Fac Fin Auth (San Diego CA Lease)
5.25%, 3/01/25	15,000	15,391,500
San Diego CA USD GO
NPFGC Series 04E-1
5.00%, 7/01/23-7/01/24	3,240	3,371,373
San Diego Cnty CA COP (The Bishop’s School)
Series 04A
5.50%, 9/01/44	5,000	4,900,350
San Diego Cnty CA Wtr Auth COP
AGM Series A
5.00%, 5/01/27	3,500	3,584,875
San Francisco CA Pub Util Wtr
Series 2009B
5.00%, 11/01/27	4,705	5,059,757
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2010A
4.90%, 5/01/29	2,200	2,225,124
AGM Series 00A
6.125%, 1/01/27	1,480	1,480,814
San Francisco City/Cnty CA Pub Util Wtr
5.00%, 11/01/27 (c)	12,000	13,084,080
San Joaquin Hls Trnsp Corr CA
Series 93
Zero Coupon, 1/01/20 (Pre-refunded/ETM)	20,000	15,804,200
Zero Coupon, 1/01/21 (Pre-refunded/ETM)	20,000	15,143,200
Zero Coupon, 1/01/23 (Pre-refunded/ETM)	25,000	16,965,750
San Joaquin Hls Trnsp Corr CA (San Joaquin Hills Toll Road CA)
NPFGC Series A
Zero Coupon, 1/15/36	47,415	5,966,229
San Jose CA Hotel Tax
6.125%, 5/01/31	5,000	5,119,150
Santa Ana CA USD GO
Series 2008A
5.25%, 8/01/28	5,400	5,620,968
Santa Clara CA Elec
Series 2011A
5.00%, 7/01/30	1,810	1,821,168
Santa Margarita CA WD CFD #99-1
6.25%, 9/01/29	8,420	8,420,253
Semitropic Wtr Dist CA
XLCA Series 04A
5.50%, 12/01/23	1,640	1,748,486
South Gate CA PFA (South Gate CA Tax Alloc)
XLCA Series 02
5.125%, 9/01/24	1,800	1,588,644
Southern CA Pub Pwr Auth

Company	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/23	3,200	3,435,200
Southwestern CA CCD GO
NPFGC Series 05
5.00%, 8/01/24	1,000	1,061,290
Stockton CA PFA (Stockton CA Redev Projs)
RADIAN Series 06A
5.00%, 9/01/17	2,285	2,154,389
Tejon Ranch CA Pub Fac Fin CFD #1
Series 00A
7.20%, 9/01/30	9,765	9,969,186
Series 03
6.125%, 9/01/27	1,000	1,000,610
6.20%, 9/01/33	2,375	2,335,623
Torrance CA COP (Torrance CA Cop Pub Impt)
AMBAC Series 05B
5.00%, 6/01/24	3,365	3,406,322
Univ of California
Series K
5.00%, 5/15/21	4,550	5,011,597
AGM Series 05B
5.00%, 5/15/24	5,000	5,231,150
West Contra Costa CA Hlth Dist
AMBAC Series 04
5.375%, 7/01/21-7/01/24	4,720	4,876,522

		607,692,369

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	1,325	1,112,987

Illinois - 0.1%
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	890	915,187

Nevada - 0.4%
Henderson NV LID # T-14
AGM Series A
5.00%, 3/01/22	2,500	2,506,400

Ohio - 0.2%
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	1,110	1,145,487

Puerto Rico - 7.4%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series A
5.00%, 7/01/17	10,730	11,301,587
Puerto Rico GO
5.25%, 7/01/23	3,000	3,033,450
Series 01A
5.50%, 7/01/19	1,880	2,016,826
Series 03A
5.25%, 7/01/23	800	802,984
Puerto Rico Govt Dev Bank
Series 06B

Company	Principal Amount (000)	U.S. $ Value
5.00%, 12/01/15	500	538,390
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	295	305,080
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/28	21,000	22,194,690
Univ of Puerto Rico
5.00%, 6/01/18	4,930	5,087,415
Series 06Q
5.00%, 6/01/19	2,490	2,548,764

		47,829,186

Texas - 0.7%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	3,050	3,242,760
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	1,525	1,609,958

		4,852,718

Total Investments - 102.6% (cost $640,503,998) (d)		666,054,334
Other assets less liabilities - (2.6)%		(16,968,175)

Net Assets - 100.0%		$649,086,159

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citibank NA	$6,500	1/25/26	SIFMA	*	4.108%		$1,075,092
Merrill Lynch	2,800	10/1/16	SIFMA	*	4.147%		402,779
Merrill Lynch	3,100	10/21/16	SIFMA	*	4.129%		438,126
Merrill Lynch	14,500	7/30/26	4.090%		SIFMA	*	(2,577,408)
Merrill Lynch	10,200	8/9/26	4.063%		SIFMA	*	(1,709,608)
Merrill Lynch	15,000	11/15/26	4.378%		SIFMA	*	(3,164,419)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	Variable rate coupon, rate shown as of July 31, 2011.
(c)	When-Issued or delayed delivery security.
(d)	As of July 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $38,982,168 and gross unrealized depreciation of investments was $(13,431,832), resulting in net unrealized appreciation of $25,550,336.

As of July 31, 2011, the Fund held 33.1% of net assets in insured bonds (of this amount 1.2% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority
HSD	-	High School District
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
MTA	-	Metropolitan Transportation Authority
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFA	-	Public Finance Authority
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
UHSD	-	Unified/Union High School District
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund — California Portfolio

July 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$666,054,334	$—	$666,054,334

Total Investments in Securities	—	666,054,334	—	666,054,334
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts	—	—	1,915,997	1,915,997
Liabilities:
Interest Rate Swap Contracts	—	—	(7,451,435)	(7,451,435)

Total	$—	$666,054,334	$ (5,535,438)	$660,518,896

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Interest Rate Swaps	Total
Balance as of 10/31/10	$—	$—
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers in to Level 3	(5,535,438)	(5,535,438)
Transfers out of Level 3	—	—

Balance as of 7/31/11	$(5,535,438)	$(5,535,438)

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/11	$—	$—

AllianceBernstein Municipal Income Fund — New York Portfolio

Portfolio of Investments

July 31, 2011 (unaudited)

Company	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.0%
Long-Term Municipal Bonds - 100.0%
New York - 88.7%
Albany Cnty NY Arpt Auth
AGM
5.00%, 12/15/25-12/15/26	$4,540	$4,739,234
Albany NY IDA (St. Peter’s Hosp)
Series A
5.75%, 11/15/22	795	836,809
Cortland Cnty NY IDA (Cortland Memorial Hospital)
RADIAN Series 02
5.25%, 7/01/32	2,700	2,418,984
Dutchess Cnty NY IDA (Bard College)
5.00%, 8/01/19-8/01/21	1,450	1,539,124
East Rochester NY HSG Auth (St. John’s Meadows Proj)
Series 2010A
5.00%, 4/20/27	2,550	2,652,943
Erie Cnty NY Fiscal Stability Auth (Erie Cnty NY Sales Tax)
Series 2010A
5.00%, 5/15/22-5/15/23	9,965	11,234,933
Series 2011C
5.00%, 12/01/28 (a)	7,260	7,893,362
Erie Cnty NY GO
NPFGC Series 05A
5.00%, 12/01/20	5,990	6,335,323
Erie Cnty NY IDA (Buffalo NY SD GO)
AGM Series 04
5.75%, 5/01/25	1,400	1,477,154
Glen Cove NY IDA
Series 92B
Zero Coupon, 10/15/19 (Pre-refunded/ETM)	11,745	9,619,038
Hempstead NY IDA
Series 02
5.50%, 6/01/32 (Pre-refunded/ETM)	1,000	1,043,810
Herkimer Cnty NY IDA (Herkimer Cnty NY CC Stud Hsg)
Series 00
6.50%, 11/01/30	2,000	2,026,160
Long Island Pwr Auth NY
NPFGC-RE Series 06A
5.00%, 12/01/19-12/01/24	8,300	8,942,760
Metropolitan Trnsp Auth NY
Series 02
5.25%, 11/15/31	5,000	5,032,250
Series 02A
5.125%, 11/15/31	5,500	5,527,005
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
Series A
5.25%, 11/15/30	10,000	10,114,200
NPFGC
5.00%, 11/15/18-11/15/21	11,890	13,285,910

Company	Principal Amount (000)	U.S. $ Value
Monroe Cnty NY IDA MFHR (Southview Towers Apts)
Series 00
6.25%, 2/01/31	1,130	1,133,040
Montgomery Cnty NY IDA (New York St BOCES Prog)
XLCA Series 05A
5.00%, 7/01/24	1,000	985,010
Nassau Cnty NY IDA (Amsterdam at Harborside)
Series 2007A
6.50%, 1/01/27	2,120	2,093,479
New York Conv Ctr Dev Corp. (New York Hotel Unit Fee)
AMBAC Series 05
5.00%, 11/15/30	10,000	10,164,900
New York NY GO
5.00%, 1/01/21	5,000	5,527,500
Series 04G
5.00%, 12/01/23	3,225	3,458,393
Series 04I
5.00%, 8/01/21	11,400	12,361,476
Series 05J
5.00%, 3/01/24	5,000	5,275,850
AGM Series 04E
5.00%, 11/01/21	4,000	4,364,480
XLCA Series 04I
5.00%, 8/01/18	10,000	10,941,000
New York NY HDC MFHR (New York NY HDC)
Series 01C-2
5.40%, 11/01/33	3,030	3,030,485
Series 02A
5.50%, 11/01/34	1,250	1,250,138
NPFGC-RE Series 05P6-A
5.00%, 7/01/19	10,000	10,633,800
New York NY Hlth & Hosp Corp.
AGM Series 02A
5.125%, 2/15/23 (Pre-refunded/ETM)	1,500	1,539,765
AMBAC Series 03A
5.25%, 2/15/22	5,700	5,845,863
New York NY IDA (Airis JFK 1 LLC)
Series 01A
5.50%, 7/01/28	9,000	7,793,460
New York NY IDA (Lycee Francais)
Series 02C
6.80%, 6/01/28	2,500	2,583,225
New York NY IDA (Spence School)
5.20%, 7/01/34	3,155	3,174,372
New York NY IDA (Staten Island Univ Hosp)
Series 01B
6.375%, 7/01/31	1,810	1,814,217
New York NY IDA (Terminal One Group Assn)
Series 05
5.50%, 1/01/24	800	817,208

Company	Principal Amount (000)	U.S. $ Value
New York NY Mun Wtr Fin Auth
5.00%, 6/15/27	15,110	16,279,061
Series CC 2008
5.125%, 6/15/30	10,300	10,881,538
New York NY TFA Bldg Aid
NPFGC-RE
5.00%, 7/15/21	7,000	7,556,430
New York NY Trnsl Fin Auth
5.00%, 11/01/24	5,000	5,303,300
Series 02A
5.50%, 11/01/26 (b)	5,000	5,060,450
New York NY Trst for Cult Res (Museum of Modern Art)
AMBAC Series 01D
5.125%, 7/01/31	14,000	14,117,740
New York NY Trst for Cult Res (Whitney Museum of American Art)
5.00%, 7/01/31 (a)	5,000	5,067,250
New York St Dormitory Auth
Series 02
5.00%, 7/01/32 (Pre-refunded/ETM)	4,000	4,174,680
Series 04A
5.25%, 7/01/21 (Pre-refunded/ETM)	575	652,757
FHA Series 02-34
5.20%, 2/01/32 (Pre-refunded/ETM)	3,965	4,330,256
New York St Dormitory Auth (Cabrini Westchester)
5.10%, 2/15/26	1,850	2,025,769
New York St Dormitory Auth (Cornell Univ)
5.00%, 7/01/25	2,465	2,706,003
Series B
5.00%, 7/01/27	4,925	5,360,271
Series C
5.00%, 7/01/29	2,000	2,159,500
New York St Dormitory Auth (Eger Hlth and Rehab Ctr)
Series 00
6.10%, 8/01/37	2,150	2,166,211
New York St Dormitory Auth (Leake and Watts Svcs)
NPFGC Series 04
5.00%, 7/01/22-7/01/23	3,275	3,369,948
New York St Dormitory Auth (Maimonides Med Ctr)
NPFGC Series 04
5.75%, 8/01/29	3,515	3,673,843
New York St Dormitory Auth (Manhattan College)
RADIAN Series 2007A
5.00%, 7/01/27	2,445	2,356,515
New York St Dormitory Auth (Memorial Sloan-Kettering Ctr)
NPFGC Series 03A
5.00%, 7/01/22	5,000	5,237,500
New York St Dormitory Auth (Montefiore Medical Center)
NPFGC-RE Series 04
5.00%, 8/01/23	1,860	1,997,882

Company	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/26	6,795	6,936,744
New York St Dormitory Auth (New York St BOCES Prog)
AGM Series 04
5.00%, 8/15/23	3,175	3,260,249
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/27	2,350	2,520,634
New York St Dormitory Auth (New York Univ)
Series 2008A
5.00%, 7/01/29	4,220	4,412,812
NPFGC-RE Series 04A
5.00%, 7/01/24	2,240	2,322,096
New York St Dormitory Auth (North Shore - LIJ Hospital)
5.00%, 5/01/22	1,405	1,425,906
New York St Dormitory Auth (NYU Hosp Center)
Series 07A
5.00%, 7/01/22	1,200	1,257,420
Series B
5.25%, 7/01/24	690	726,073
New York St Dormitory Auth (Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	1,240	1,294,101
New York St Dormitory Auth (Ozanam Hall Queens Nursing)
5.00%, 11/01/21	1,000	871,800
New York St Dormitory Auth (Rochester Inst of Technology)
5.00%, 7/01/23-7/01/25	5,335	5,706,944
5.75%, 7/01/24	5,165	5,673,184
New York St Dormitory Auth (SS Joachim & Anne Residence)
Series 02
5.25%, 7/01/27	1,000	1,003,740
New York St Dormitory Auth (State Univ of New York)
5.00%, 7/01/27-7/01/35	12,360	12,934,624
Series 2011A
5.00%, 7/01/28	6,690	7,125,586
New York St Dormitory Auth (Univ of Rochester)
Series 04A
5.25%, 7/01/23-7/01/24	1,250	1,303,414
New York St Dormitory Auth (Westchester Cnty NY Lease Court)
Series 06A
5.00%, 8/01/17	9,510	10,825,708
New York St Energy Res & Dev Auth (Long Island Lighting Co.)
Series 95A
5.30%, 8/01/25	7,500	7,499,400
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)

Company	Principal Amount (000)	U.S. $ Value
5.00%, 6/15/29	2,000	2,134,120
New York St Liberty Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (c)(d)	792	8
New York St Mortgage Agy SFMR (New York St Mortgage Agy)
Series 01-29
5.45%, 4/01/31	6,805	6,805,000
Series 01-31A
5.30%, 10/01/31	8,500	8,416,275
Series 82
5.65%, 4/01/30	1,915	1,915,077
New York St Pwr Auth
NPFGC
5.00%, 11/15/21	3,000	3,335,700
NPFGC Series C
5.00%, 11/15/19	680	772,330
New York St Thruway Auth (New York St Pers Income Tax)
5.00%, 3/15/26-3/15/27	11,000	11,880,650
Series 2010A
5.00%, 3/15/28	5,000	5,442,400
AMBAC Series 04A
5.00%, 3/15/24	5,000	5,313,650
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
AMBAC Series 05B
5.00%, 4/01/21	7,500	8,180,550
NPFGC-RE Series 05B
5.00%, 4/01/17	12,750	14,637,892
New York St UDC
Series 02A
5.25%, 3/15/32 (Pre-refunded/ETM)	3,945	4,068,952
Niagara Frontier Trnsp Auth NY (Buffalo Niagara Intl Airport)
NPFGC
5.625%, 4/01/29	2,500	2,422,325
Onondaga Cnty NY IDA (Anheuser-Busch Cos., Inc.)
Series 99
6.25%, 12/01/34	2,000	2,000,980
Onondaga Cnty NY IDA (Bristol- Myers Squibb)
5.75%, 3/01/24	4,000	4,447,600
Onondaga Cnty NY IDA (Cargo Acquisition Group)
Series 02
6.125%, 1/01/32	1,295	1,154,777
Onondaga Cnty NY Trst for Cult Res (Syracuse Univ)
5.00%, 12/01/28-12/01/29	2,135	2,279,067
Port Authority of NY & NJ
5.00%, 7/15/31	18,000	18,968,580
Port Authority of NY & NJ (Delta Airlines, Inc.)
NPFGC Series 97-6
5.75%, 12/01/22	6,820	6,819,523
Rensselaer Cnty NY IDA (Rensselaer Polytechnic Institute)

Company	Principal Amount (000)	U.S. $ Value
Series 2006
5.00%, 3/01/26	7,505	7,624,254
Sachem NY CSD GO
NPFGC-RE
5.00%, 10/15/21-10/15/22	5,415	5,972,725
Seneca Cnty NY IDA (New York Chiropractic College)
5.00%, 10/01/27	925	927,368
Suffolk Cnty NY EDC (Peconic Landing at Southold)
5.875%, 12/01/30	2,340	2,372,479
Suffolk Cnty NY IDA (New York Institute of Technology)
5.00%, 3/01/26	1,150	1,151,070
Triborough Brdg & Tunl Auth NY
5.00%, 11/15/24-11/15/26	16,715	17,897,147
Troy Res Corp. (Rensselaer Polytechnic Institute)
Series 2010A
5.00%, 9/01/30	3,000	3,028,230
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	1,175	973,347
Westchester Cnty Hlth Care Corp. NY
6.00%, 11/01/30	1,000	1,036,490
Yonkers NY IDA (Malotz Skilled Nursing Fac)
NPFGC Series 99
5.65%, 2/01/39	700	701,645

		523,764,210

Arizona - 0.3%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	935	785,391
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 01
6.75%, 10/01/31	1,000	898,680

		1,684,071

California - 0.4%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	2,110	2,445,300

Florida - 1.5%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	5,495	5,488,516
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	725	691,092
Marshall Creek CDD FL
Series 02A
6.625%, 5/01/32	905	773,395
Midtown Miami CDD FL
Series 04A

Company	Principal Amount (000)	U.S. $ Value
6.00%, 5/01/24	2,175	2,081,475

		9,034,478

Georgia - 0.1%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	484,355

Guam - 0.1%
Guam Wtrworks Auth
Series 05
6.00%, 7/01/25	500	507,085

Illinois - 0.4%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	1,294	1,245,164
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	785	807,216

		2,052,380

Nevada - 0.2%
Clark Cnty NV SID #142 (Clark Cnty NV Sid#142 Mtns Edg)
Series 03
6.10%, 8/01/18	1,380	1,425,857

Ohio - 0.3%
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	1,200	1,025,460
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	975	1,006,171

		2,031,631

Puerto Rico - 7.0%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	2,085	2,135,249
5.375%, 7/01/24	5,225	5,387,289
Series 08WW
5.375%, 7/01/23	405	419,746
Puerto Rico GO
5.25%, 7/01/23	1,600	1,617,840
Series 01A
5.50%, 7/01/19	915	981,594
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	538,390
Puerto Rico HFA MFHR
5.00%, 12/01/20 (Pre-refunded/ETM)	3,420	3,764,804
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	1,795	1,842,460
5.125%, 12/01/27	1,495	1,546,084
Puerto Rico HFC SFMR (Puerto Rico HFC)

Company	Principal Amount (000)	U.S. $ Value
Series 01A
5.20%, 12/01/33	1,500	1,500,210
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	935	943,705
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/28	15,000	15,853,350
Univ of Puerto Rico
5.00%, 6/01/22	255	254,561
Series 06Q
5.00%, 6/01/20	4,225	4,269,827

		41,055,109

Texas - 1.0%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	2,700	2,870,640
7.50%, 6/30/32	1,225	1,364,589
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	1,350	1,425,208

		5,660,437

Virginia - 0.0%
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	126	125,802

Total Municipal Obligations (cost $574,493,312)		590,270,715

	Shares
SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.06% (e) (cost $7,333,480)	7,333,480	7,333,480

Total Investments - 101.2% (cost $581,826,792) (f)		597,604,195
Other assets less liabilities - (1.2)%		(6,974,031)

Net Assets - 100.0%		$590,630,164

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank NA	$2,200	1/25/26	SIFMA	*	4.108%	$363,877

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
JP Morgan Chase	4,500	6/15/15	3.777%		SIFMA	*	(507,227)
Merrill Lynch	3,100	10/1/16	SIFMA	*	4.147%		445,934

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	When-Issued or delayed delivery security.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2011.
(c)	Security is in default and is non-income producing.
(d)	Illiquid security.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of July 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,329,557 and gross unrealized depreciation of investments was $(4,552,154), resulting in net unrealized appreciation of $15,777,403.

As of July 31, 2011, the Portfolio held 30.1% of net assets in insured bonds (of this amount 3.3% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
CSD	-	Central/Community School District
EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity
FHA	-	Federal Housing Administration
GO	-	General Obligation
HDC	-	Housing Development Corporation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SID	-	Special Improvement District
SSA	-	Special Services Area
UDC	-	Urban Development Corporation
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund — New York Portfolio

July 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$590,270,715	$—	$590,270,715
Short-Term Investments	7,333,480	—	—	7,333,480

Total Investments in Securities	7,333,480	590,270,715	—	597,604,195
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts	—	—	809,811	809,811
Liabilities:
Interest Rate Swap Contracts	—	—	(507,227)	(507,227)

Total	$7,333,480	$590,270,715	$302,584	$597,906,779

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Interest Rate Swap Contracts	Total
Balance as of 10/31/10	$—	$—
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers into Level 3	302,584	302,584
Transfers out of Level 3	—	—

Balance as of 7/31/11	$302,584	$302,584

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/11	$—	$—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2011